Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash Disclosure [Abstract]
Restricted Cash Disclosure [Text Block]

8. Restricted Cash

Restricted cash represents cash received from IRB drawings that have been received in advance of incurring the expenditure for which the IRBs are made available. At December 31, 2011, $452 (2010 - $434) of cash is restricted to fund a portion of landfill construction activities, and equipment and container expenditures, in the Company's U.S. northeast operations.